Income Taxes - Schedule of Accumulated Israeli Net Operating Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accumulated Israeli Net Operating Loss [Abstract]
Opening accumulated Israeli NOL	$ 127,162	$ 118,512
Current year estimated tax loss	2,397	8,650
Closing accumulated Israeli NOL	$ 129,559	$ 127,162